[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

July 20, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:                                     Nuveen Investment Trust V

                         File Nos. 333-138592 and 811-21979

Ladies and Gentlemen:

On behalf of Nuveen Investment Trust V (the “Registrant”), we are transmitting Post-Effective Amendment No. 20 and Amendment No. 21 to the Registration Statement on Form N–1A (the “Amendment”) for electronic filing under the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, respectively. This Amendment relates to Nuveen Greshan Diversified Commodity Strategy Fund and Nuveen Greshan Long/Short Commodity Strategy Fund, each a series of the Registrant. This Amendment is being filed pursuant to Rule 485(b) under the Securities Act and it is proposed that this Amendment will become effective on July 30, 2012. We believe that the Amendment does not contain disclosure that would render it ineligible to become effective under Rule 485(b) of the Securities Act.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By: /s/ Morrison C. Warren

      Morrison C. Warren

Enclosures